Note 2 - Acquisitions - 10Q (Details) - VC Acquisition (Parentheticals) (USD $)	Sep. 30, 2013	Jul. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 08, 2013 Common Stock [Member] VeriTeQ Corporation [Member]	Jul. 08, 2013 Common Stock [Member]	Jul. 08, 2013 VeriTeQ Corporation [Member]
Note 2 - Acquisitions - 10Q (Details) - VC Acquisition (Parentheticals) [Line Items]
Common stock outstanding (in Shares)	1,071,000		7,021,000	0			1,029,000
Common stock share price (in Dollars per share)	$ 2.70	$ 1.50	$ 1.57		$ 0.90	$ 0.90